Parent entity information - Statement of profit or loss and other comprehensive income (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of parent entity information [line items]
Loss after income tax	$ (10,270)	$ (6,039)	$ (10,670)
Total comprehensive income	(10,359)	(6,290)	$ (10,636)
Parent [member]
Disclosure of parent entity information [line items]
Loss after income tax	(7,198)	(5,378)
Total comprehensive income	$ (7,198)	$ (5,378)